401(k) plan	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Description of Defined Contribution Pension and Other Postretirement Plans
14.           401(k) plan

The Company sponsors a 401(k) plan that covers all employees who meet the eligibility requirements.  The Company amended the 401(k) plan to make the Company matching contribution discretionary and discontinued the Company match effective February 1, 2012.  The Company contributed $0 and $9,664 to the plan for the three months ended March 31, 2013 and 2012, respectively.

(14)         401(k) plan

The Company sponsors a 401(k) plan that covers all employees who meet the eligibility requirements.  The Company matched 50% of employee contributions up to 6% of theircompensation effective until January 31, 2012.  Effective February 1, 2012, the Company amended the 401(k) plan to make the Company matching contribution discretionary and discontinued the Company match.  The Company contributed $9,664 and $73,797 to the plan for the years ended December 31, 2012 and 2011, respectively.